PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
PROPERTY AND EQUIPMENT, NET

6. Property and Equipment, Net

Property and equipment, net as of June 30, 2023 and March 31, 2023 consisted of the following:

	As of June 30, 2023	As of March 31, 2023
Computer software and hardware	$1,057	$1,033
Machinery and equipment	1,345	1,320
Leasehold improvements	1,474	1,436
Furniture and fixtures	881	858
Vehicles	69	55
Demonstration units	616	654
Property and equipment	5,442	5,356
Less: accumulated depreciation	(4,696)	(4,530)
Property and equipment, net	$746	$826

Depreciation expense totaled $99 and $140 for the three months ended June 30, 2023 and 2022, respectively.

6. Property and Equipment, Net

Property and equipment, net as of March 31, 2023 and 2022 consisted of the following:

	As of March 31,
	2023	2022
Computer software and hardware	$1,033	$1,033
Machinery and equipment	1,320	1,311
Leasehold improvements	1,436	1,448
Furniture and fixtures	858	857
Vehicles	55	55
Demonstration units	654	851
Property and equipment	5,356	5,555
Less: accumulated depreciation	(4,530)	(4,646)
Property and equipment, net	$826	$909

Depreciation expense totaled $157 and $1,337 for the years ended March 31, 2023 and 2022, respectively.